Fair Value Measurement - Summary of Assets and Liabilities Not Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Financial assets
Amortized cost securities	$ 67,294	$ 52,484
Residential mortgages	274,244	269,706
Personal	45,587	45,429
Credit card	18,538	16,479
Business and government	194,870	188,542
Financial liabilities
Business and government	412,561	397,188
Bank	22,296	22,523
Secured borrowings	49,484	45,766
Subordinated indebtedness	6,483	6,292
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	65,272	50,268
Residential mortgages	268,400	262,861
Personal	44,454	44,394
Credit card	17,909	15,775
Business and government	192,457	186,004
Financial liabilities
Personal	84,943	64,535
Business and government	193,012	180,948
Bank	9,079	10,724
Secured borrowings	47,967	43,851
Subordinated indebtedness	6,561	6,329
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	64,530	49,576
Financial liabilities
Personal	82,701	62,636
Business and government	187,216	179,182
Bank	9,079	10,724
Secured borrowings	43,996	40,913
Subordinated indebtedness	6,561	6,329
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	742	692
Residential mortgages	268,400	262,861
Personal	44,454	44,394
Credit card	17,909	15,775
Business and government	192,457	186,004
Financial liabilities
Personal	2,242	1,899
Business and government	5,796	1,766
Secured borrowings	$ 3,971	$ 2,938